Shareholder Report, Holdings (Details)	Dec. 31, 2024
Potomac Defensive Bull Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.33%
Potomac Defensive Bull Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Potomac Managed Volatility Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.15%
Potomac Managed Volatility Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	45.85%
Potomac Tactical Opportunities Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.18%
Potomac Tactical Opportunities Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Potomac Tactical Rotation Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.61%
Potomac Tactical Rotation Fund | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	1.39%